Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Rental expenses	¥ 191,253	¥ 163,332	¥ 84,044
Minimum lease payments under non-cancellable leases
Year ending December 31, 2016	238,562
Year ending December 31, 2017	189,542
Year ending December 31, 2018	168,363
Year ending December 31, 2019	130,061
Year ending December 31, 2020	59,781
Over December 31, 2020	101,698
Total minimum lease payments	888,007
Capital commitment
Commitment capital expenditures	¥ 850,741
Minimum
Term of renewal	1 year
Maximum
Term of renewal	10 years